Long-term debt: (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended					9 Months Ended		9 Months Ended		0 Months Ended	3 Months Ended		9 Months Ended		0 Months Ended				0 Months Ended			3 Months Ended		9 Months Ended		0 Months Ended			9 Months Ended	0 Months Ended		9 Months Ended	12 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Oct. 02, 2013 Calvin A. Wallen, III Series B Convertible Preferred Stock	Mar. 16, 2010 Langtry	Oct. 02, 2013 Langtry Series B Convertible Preferred Stock	Mar. 31, 2014 Revolver	Mar. 05, 2007 Revolver Original Agreement	Mar. 31, 2014 Class A Warrants	Oct. 02, 2013 Class A Warrants	Mar. 31, 2014 Class B Warrants	Oct. 02, 2013 Class B Warrants	Oct. 02, 2013 Senior secured notes due October 2, 2016	Mar. 31, 2014 Senior secured notes due October 2, 2016	Mar. 31, 2013 Senior secured notes due October 2, 2016	Mar. 31, 2014 Senior secured notes due October 2, 2016	Mar. 31, 2013 Senior secured notes due October 2, 2016	Mar. 05, 2007 Credit Facility with Wells Fargo Original Agreement	Mar. 31, 2013 Credit Facility with Wells Fargo Original Agreement	Dec. 31, 2012 Credit Facility with Wells Fargo Original Agreement	Mar. 05, 2007 Credit Facility with Wells Fargo Original Agreement Maximum	Mar. 05, 2007 Credit Facility with Wells Fargo Original Agreement Wells Fargo Bank prime rate	Jun. 30, 2013 Term Loan	Mar. 05, 2007 Term Loan Original Agreement	Mar. 31, 2014 Credit Agreement	Mar. 31, 2013 Credit Agreement	Mar. 31, 2014 Credit Agreement	Mar. 31, 2013 Credit Agreement	Oct. 02, 2013 Credit Agreement Wells Fargo Bank prime rate	Oct. 02, 2013 Credit Agreement WFEC	Oct. 02, 2013 Credit Agreement Cubic Louisiana	Mar. 31, 2014 Credit Agreement EXCO item	Oct. 02, 2013 Subordinated promissory note	Dec. 18, 2009 Subordinated promissory note Calvin A. Wallen, III	Mar. 31, 2014 Subordinated promissory note Calvin A. Wallen, III	Jun. 30, 2013 Subordinated promissory note Calvin A. Wallen, III	Sep. 30, 2013 Subordinated promissory note Calvin A. Wallen, III	Jun. 30, 2013 Subordinated promissory note Wells Fargo Bank prime rate Calvin A. Wallen, III
Notes payable
Convertible term loan, principal amount												$ 5,000,000					$ 66,000,000										$ 5,000,000	$ 5,000,000										$ 2,000,000
Interest rate on convertible notes (as a percent)																	15.50%
Period following the closing when interest shall be paid partly in cash and partly in additional Notes																	6 months
Interest rate for the first six months following the closing to be paid in cash (as a percent)																	7.00%
Interest rate for the first six months following the closing to be paid in form of additional Notes (as a percent)																	8.50%
Minimum cash balance to be maintained																				10,000,000
Number of shares of common stock for which warrants are issued														65,834,549		32,917,274									2,500,000
Exercise price of warrants (in dollars per share)														$ 0.01		$ 0.50						$ 0.9911	$ 0.20	$ 0.20
Increase in additional paid-in capital due to value assigned to the warrants					902,161								5,627,861		1,479,825							1,314,289
Term of debt, used as amortization period																				3 years
Amortization of discount																		584,193	0	1,161,896	0
Debt and warrants issuance costs																				3,598,395
Debt issuance costs capitalized and amortized over the term of debt																				3,210,876
Amortization of loan costs	301,217	260,000	587,481	260,000	520,000	68,554	60,368											263,908	0	524,883	0
Revolving credit facility											40,000,000	20,000,000																						10,000,000		4,015,826
Interest rate basis																						prime rate				prime rate							Wells Fargo Bank prime rate					prime rate		prime rate		prime rate
Interest rate spread over basis (as a percent)																						2.00%				2.00%							2.00%					1.00%		1.00%		1.00%
Repayment of debt																																		5,000,000						0
Total long-term debt (including current portion)					27,865,110	37,000,000																													20,865,110
Credit available for future borrowing																																				5,984,174
Number of new natural gas wells to be drilled and completed																																				2
Interest expense																													288,009	356,079	907,104	1,143,555					114,986
Debt due to affiliate					2,000,000	2,000,000																															2,000,000			2,000,000	2,500,000
Renewal fee																																							896,667
Shares issued								2,115	10,350,000	12,047
Value of shares issued								$ 2,115,000		$ 12,047,000